TAXES ON INCOME (Schedule of Theoretical tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of taxes on income [Abstract]
Gain before taxes on income	$ 22,981	$ 20,341
Statutory tax rate	23.00%	23.00%
Tax calculated using the statutory tax rate	$ 5,285	$ 4,678
Adjustment of deferred tax balances following a change in tax rates	(356)
Taxable income with preferred income tax rates by virtue of the Encouragement Law	(3,747)
Tax exempt income, income subject to special tax rates and nondeductible expenses and other	(105)
Carry-forward tax losses utilization for which no deferred taxes were provided, net		(4,678)
Temporary differences for which deferred taxes are initially recognized	726	(1,944)
Increase in unrecognized tax losses in the year	(352)
Prior year taxes	4	(11)	140
Tax on income	$ 730	$ (1,955)	$ 269
Effective tax rate	3.20%	9.60%